SIGNIFICANT ACCOUNTING POLICIES (Details)	Mar. 31, 2022	Oct. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Percentage of voting rights		100.00%
Bottom of Range [Member]
SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Percentage of voting rights	20.00%
Top of Range [Member]
SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Percentage of voting rights	50.00%
New Infini [Member]
SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Percentage of voting rights	46.10%